Leases - Summary of effective lease cost comprehensive income loss (Detail) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease costs	$ 483	$ 2,994
Sublease income	(23)	(23)
Total lease costs	$ 460	$ 2,971